Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended
Mar. 08, 2021
Accounting Changes and Error Corrections [Abstract]
Summary of restated financial statement
The following tables summarize the effect if the balance sheet had been restated on each balance sheet line item as follows:

	As Previously Reported	Adjustment	As restated
Balance Sheet at March 8, 2021 (audited)
Warrant Liability	$—	$32,333,617	$32,333,617
Total liabilities	15,604,218	32,333,617	47,937,835
Class A common stock subject to possible redemption	383,610,690	16,389,310	400,000,000
Class A common stock	164	(164)	—
Additional paid-in capital	5,014,642	(5,014,642)	—
Accumulated deficit	(15,948)	(43,708,121)	(43,724,069)
Total Stockholders’ Equity (Deficit)	5,000,008	(48,722,927)	(43,722,919)